Salary and benefit payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Salary And Benefit Payable To Employees	¥ 7,808	¥ 6,112
Consulting Expenses Payable To A Shareholder's Representatives(1)	2,064	1,548
Total	¥ 9,872	¥ 7,660